MASSMUTUAL PREMIER FUNDS

Supplement dated May 27, 2009 to the

Prospectus dated March 2, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for the Main Street Fund found in the section titled Principal Investment Strategies and Risks:

The Fund mainly invests in common stocks of U.S. companies of different capitalization ranges based on fundamental analysis and quantitative models. The Fund currently focuses on “larger-capitalization” (or “larger-cap”) issuers. The Fund considers companies with market capitalizations equal to the companies in the Russell 1000® Index to be larger-capitalization issuers. As of January 31, 2009, the range of capitalization of companies included in the Russell 1000 Index was $8.51 million to $380.56 billion.

In selecting securities for purchase or sale for the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses fundamental research and quantitative models to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

•

a fundamental approach in analyzing issuers on factors such as a company’s financial performance and prospects, position in the industry, and strength of business model and management. OFI Institutional may also consider an industry’s outlook, market trends and general economic conditions.

•

quantitative models to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis. A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.

The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. In addition, OFI Institutional uses the following sell criteria:

•	the stock price is approaching its target
•	the company’s competitive position deteriorates
•	poor execution by the company’s management, or
•	more attractive alternative investment ideas have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Leveraging Risk, Convertible Securities Risk, Portfolio Turnover Risk, Master Limited Partnerships Risk and Exchange-Traded Funds Risks.

The information found in the sections titled Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates and Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates relating to the Main Street Fund is hereby deleted.

The following information replaces similar information for the Main Street Small Cap Fund found in the section titled Principal Investment Strategies and Risks:

The Fund mainly invests in common stocks of small-capitalization (“small-cap”) U.S. companies based on fundamental analysis and quantitative models that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-cap companies.

Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000® Index or the S&P Small Cap 600 Index – as of

January 31, 2009, between $3.64 million and $3.46 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

OFI Institutional uses fundamental research and quantitative models to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

•

a fundamental approach in analyzing issuers on factors such as a company’s financial performance and prospects, position in the industry, and strength of business model and management. OFI Institutional may also consider an industry’s outlook, market trends and general economic conditions.

•

quantitative models to rank securities within each sector to identify potential buy and sell candidates. A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.

The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. In addition, the portfolio managers use the following sell criteria:

•	the stock price is approaching its target
•	the company’s competitive position deteriorates
•	poor execution by the company’s management, or
•	more attractive alternative investment ideas have been identified.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Portfolio Turnover Risk, Master Limited Partnerships Risk and Exchange-Traded Funds Risk.

The information found in the sections titled Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates and Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates relating to the Main Street Small Cap Fund is hereby deleted.

The following information replaces similar information for the Small Company Opportunities Fund found in the section titled Principal Investment Strategies and Risks:

The Fund mainly invests in common stocks of small-capitalization (“small-cap”) U.S. companies based on fundamental analysis and quantitative models that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Normally, the Fund invests at least 80% of its net assets in the securities of small-cap companies. Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index or the S&P Small Cap 600 Index – as of January 31, 2009, between $3.64 million and $3.46 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

OFI Institutional uses fundamental research and quantitative models to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

•

a fundamental approach in analyzing issuers on factors such as a company’s financial performance and prospects, position in the industry, and strength of business model and management. OFI Institutional may also consider an industry’s outlook, market trends and general economic conditions.

•

quantitative models to rank securities within each sector to identify potential buy and sell candidates. A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.

The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. In addition, the portfolio managers use the following sell criteria:

•	the stock price is approaching its target
•	the company’s competitive position deteriorates
•	poor execution by the company’s management, or
•	more attractive alternative investment ideas have been identified.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Portfolio Turnover Risk, Master Limited Partnerships Risk and Exchange-Traded Funds Risk.

The following information supplements information found in the section titled Summary of Principal Risks:

Master Limited Partnerships Risk. Some Funds may invest in publicly traded limited partnerships known as “master limited partnerships” or MLPs. MLPs issue units that are registered with the Securities and Exchange Commission and are freely tradable on a securities exchange or in the over-the-counter market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. A Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after a Fund sold its investment in the MLP. MLPs are typically real estate, oil and gas and equipment leasing vehicles, but they also finance movies, research and development, and other projects.

Exchange-Traded Funds Risk. Some Funds can invest in exchange-traded funds (“ETFs”), which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to securities represented by the ETF’s portfolio at times when a Fund may not be able to buy those securities directly. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. At the same time, a Fund would bear its own management fees and expenses. A Fund does not intend to invest in other ETFs unless the Adviser or Sub-Adviser believes that the potential benefits of the investment justify the expenses. A Funds’ investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the 1940 Act.

The following information supplements information for the Main Street Fund found in the section titled Principal Risks by Fund:

Smaller and Mid-Cap Company Risk, Convertible Securities Risk, Master Limited Partnerships Risk and Exchange-Traded Funds Risk

The following information supplements information for the Main Street Small Cap Fund and the Small Company Opportunities Fund found in the section titled Principal Risks by Fund:

Convertible Securities Risk, Master Limited Partnerships Risk and Exchange-Traded Funds Risk

The following information replaces similar information for OFI Institutional Asset Management, Inc. (“OFI Institutional”) found in the section titled About the Investment Adviser and Sub-Advisers relating to the Main Street Fund, the Main Street Small Cap Fund and the Small Company Opportunities Fund:

The information for Marc R. Reinganum, Mark Zavanelli and Wentong Alex Zhou is hereby deleted.

Manind Govil

is a co-portfolio manager of the Main Street Fund. Mr. Govil, a Chartered Financial Analyst, has been a Senior Vice President, the Main Street Team Leader and a portfolio manager of OFI Institutional since May 2009. Prior to joining OFI Institutional, Mr. Govil was a portfolio manager with RS Investment Management Co. LLC from October 2006 until March 2009. He served as the head of equity investments at The Guardian Life Insurance Company of America from August 2005 to October 2006 when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC. He served as the lead portfolio manager – large cap blend/core equity, co-head of equities and head of equity research, from 2001 to July 2005, and was lead portfolio manager – core equity, from April 1996 to July 2005, at Mercantile Capital Advisers, Inc.

Benjamin Ram

is a co-portfolio manager of the Main Street Fund. Mr. Ram has been a Vice President and portfolio manager of OFI Institutional since May 2009. Prior to joining OFI Institutional, Mr. Ram was sector manager for financial investments and a co-portfolio manager for mid-cap portfolios with the RS Core Equity Team of RS Investment Management Co. LLC from October 2006 to May 2009. He served as Portfolio Manager Mid Cap Strategies, Sector Manager Financials at The Guardian Life Insurance Company of America from January 2006 to October 2006 when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC. He was a financials analyst, from 2003 to 2005, and co-portfolio manager, from 2005 to 2006, at Mercantile Capital Advisers, Inc. Mr. Ram was a bank analyst at Legg Mason Securities from 2000 to 2003 and was a senior financial analyst at the CitiFinancial division of Citigroup, Inc. from 1997 to 2000.

Matthew P. Ziehl

is a co-portfolio manager of the Main Street Small Cap Fund and the Small Company Opportunities Fund. Mr. Ziehl has been a Vice President and portfolio manager of OFI Institutional since May 2009. Prior to joining OFI Institutional, Mr. Ziehl was a portfolio manager with RS Investment Management Co. LLC from October 2006 to May 2009 and served as a managing director at The Guardian Life Insurance Company of America from December 2001 to October 2006 when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC. From January 2001 to December 2001, he was a team leader and co-portfolio manager, from August 1999 to December 2000 co-portfolio manager, and from May 1998 to August 1999 a small-cap analyst with Salomon Brothers Asset Management, Inc. for small growth portfolios.

Raman Vardharaj

is a co-portfolio manager of the Main Street Small Cap Fund and the Small Company Opportunities Fund. Mr. Vardharaj, a Chartered Financial Analyst, has been a Vice President and portfolio manager of OFI Institutional since May 2009. Prior to joining OFI Institutional, Mr. Vardharaj was sector manager and a senior quantitative analyst creating stock selection models, monitoring portfolio risks and analyzing portfolio performance across the RS Core Equity Team of RS Investment Management Co. LLC from October 2006 to May 2009. He served as quantitative analyst at The Guardian Life Insurance Company of America from 1998 to October 2006 when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-09-04

MASSMUTUAL PREMIER FUNDS

Supplement dated May 27, 2009 to the

Statement of Additional Information dated March 2, 2009

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information replaces similar information for OFI Institutional Asset Management, Inc. (“OFI Institutional”) on pages 161 and 163 in the section titled Appendix C—Additional Portfolio Manager Information:

The information for Marc R. Reinganum, Mark Zavenelli and Wentong Alex Zhou is hereby deleted.

“Other Accounts Managed” as of 05-19-09

MassMutual Premier Main Street Fund

Portfolio Manager	Registered Investment Companies Managed[3]	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed[3]	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Accounts Managed[2]	Total Assets in Other Accounts Managed[2]
Manind Govil	10	$10,468	1	$26	0	$0
Benjamin Ram	6	$8,372	1	$26	0	$0
1.	In millions
2.	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics applicable to OFI Institutional employees, officers and directors.
3.	None of the accounts have performance-based fees.

MassMutual Premier Main Street Small Cap Fund

Portfolio Manager	Registered Investment Companies Managed[3]	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed2,[3]	Total Assets in Other Accounts Managed1,[2]
Matthew P. Ziehl	8	$5,094	0	$0	1	$144
Raman Vardharaj	8	$5,094	0	$0	1	$144
1.	In millions
2.	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics applicable to OFI Institutional employees, officers and directors.
3.	None of the accounts have performance-based fees.

MassMutual Premier Small Company Opportunities Fund

Portfolio Manager	Registered Investment Companies Managed[3]	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed2,[3]	Total Assets in Other Accounts Managed1,[2]
Matthew P. Ziehl	8	$5,012	0	$0	1	$144
Raman Vardharaj	8	$5,012	0	$0	1	$144
1.	In millions
2.	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics applicable to OFI Institutional employees, officers and directors.
3.	None of the accounts have performance-based fees.

“Other Accounts Managed” as of 04-30-09

MassMutual Premier Strategic Income Fund

Portfolio Manager	Registered Investment Companies Managed[3]	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed[3]	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Accounts Managed[2,3]	Total Assets in Other Accounts Managed[1,2]
Arthur Steinmetz	6	$20,672	2	$76	0	0
Krishna Memani	12	$17,706	2	$24	6	$53
Joseph Welsh	7	$13,660	3	$484	0	0
Caleb Wong	7	$13,109	1	$12	0	0
1.	In millions
2.	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics applicable to OFI Institutional employees, officers and directors.
3.	None of the accounts have performance-based fees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-09-01